Stockholders’ Equity (Deficit) - Schedule of Common Stock Option Activity (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule Of Common Stock Option Activity Abstract
Number of Shares, Granted | shares	0
Weighted Average Exercise Price, Granted | $ / shares	$ 0
Number of Shares, Cancelled | shares	0
Weighted Average Exercise Price, Cancelled | $ / shares	$ 0
Number of Shares, outstanding | shares	5,198,333
Weighted Average Exercise Price, outstanding | $ / shares	$ 0.8
Number of Shares Options, exercisable | shares	1,743,421
Weighted Average Exercise Price, exercisable | $ / shares	$ 0.51
Number of Shares, not vested | shares	3,454,912
Weighted Average Exercise Price, not vested | $ / shares	$ 0.91
Number of Shares, outstanding | shares	5,198,333
Weighted Average Exercise Price, outstanding | $ / shares	$ 0.8